Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
				Percentage of Ownership (%) December 31,
	Name of investee	Main business	Location	2024	2025	Note
The Company	The News Lens Co., Ltd. (“TNL TW”)	Digital advertising, SAAS technology, artificial intelligence technology, data analysis, member management content service platform and audio-visual program production	Taiwan	100%	100%
The Company	Inside Co., Ltd. (“Inside”)	Digital advertising, display network and content service platform	Taiwan	100%	100%
The Company	The News Lens Hong Kong Ltd. (“TNL HK”)	Digital advertising and content service platform	Hong Kong	100%	100%
The Company	TNLMG (“TNL MG”)	Special purpose entity for merger	Cayman	-	-	Note 1
The Company	Bule Ocean Acquisition Corp (Blue Ocean)	Special purpose entity for merger	America	100%	-	Note 1
The Company	TNL Mediagene Inc. (formerly known as TNL Mediagene Japan Inc.) (“MG”)	Holding Company	Japan	100%	100%
The Company	Green Quest Holding Inc. (“Green Quest”)	Holding Company	Cayman	100%	100%	Note 2
TNL TW	Neptune Internet Media Technology Co., Ltd. (“SV”)	Ticket service, e-commerce and shopping guide, digital advertising and content service platform	Taiwan	100%	100%	Note 3
TNL TW	Easy Key 2 Asia Co., Ltd. (“EK2A”)	Market survey and marketing strategy consultant	Taiwan	100%	100%
TNL TW	AD2iction Co., Ltd. (“AD2”)	Digital interactive advertising, advertising technology services and web platform technology	Taiwan	100%	100%
TNL TW	S.C. Integrated Marketing Communication Co., Ltd. (“SC”)	Planning and execution services for Integrated marketing solutions	Taiwan	100%	100%
TNL TW	STAR Communication Consultant Co., Ltd. (“ST”)	Planning and execution services for Integrated marketing solutions	Taiwan	100%	100%
TNL TW	DaEx Intelligent Co., Inc. (“DaEx”)	Artificial intelligence technology and customer data platform service	Taiwan	97.89%	97.89%	Note 4
SC	Polydice Inc. (“POLYDICE”)	E-commerce and digital advertising	Taiwan	100%	100%
MG	Mediagene Inc. 株式会社メディアジーン(“Mediagene”)	Media consulting business, E-commerce and digital advertising	Japan	100%	100%
Mediagene	INFOBAHN Inc. 株式会社インフォバーン (“INFOBAHN”)	Media consulting business	Japan	100%	100%
Green Quest	Dragon Marketing Inc. (“Dragon Marketing”)	Search engine optimization and social media marketing	Taiwan	100%	100%	Note 2

Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of property, plant and equipment are as follows:
Office equipment	2 to 8 years
Leasehold improvements	3 to 15 years
Others	2 to 5 years

Schedule of Estimated Useful Lives for Current and Comparative Periods

The estimated useful lives for current and comparative periods are as follows:

Trademark	10 years to indefinite
Customer relationships	4 to 12 years
Website platform	3 to 9 years
Computer software	3 to 5 years
Copyright	1 to 3 months